Equity - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Stockholders Equity Note [Line Items]
Appropriated legal reserve included in retained earnings	¥ 23,790
Amount of statutory retained earnings available for the payment of dividends	718,122
Dividends payable, per share	¥ 60
Dividends payable	11,007
Dividends payable date	Jun. 28, 2012
Dividends approval date	Jun. 27, 2012
Equity in retained earnings or deficits of affiliates and unconsolidated subsidiaries	¥ (1,881)